UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09457

        Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.5% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,142,560
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 32.2% (22.0% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	116,536
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	235,164
	Morris University, Series 2006A, 4.750%, 2/15/26
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School	9/11 at 100.00	Aaa	2,364,908
	Project, Series 2001, 5.125%, 9/15/31 – AMBAC Insured
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	705,453
	Immaculata University, Series 2005, 5.500%, 10/15/25
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB–	1,049,890
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	317,665
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	155,775
1,310	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,431,634
	2003, 5.250%, 8/01/16 – FGIC Insured
300	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	298,920
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	1,064,450
	Series 2005, 5.000%, 8/15/27 – MBIA Insured
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	1,060,770
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	222,952
	2006, 4.750%, 5/01/31
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	1,570,875
	2001, 5.375%, 7/01/31 – RAAI Insured
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	755,762
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
1,090	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,182,454
	University, Series 2002, 5.500%, 1/01/16
3,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/14	No Opt. Call	AA	3,315,780
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BBB–	469,958
	Learning Partners, Series 2005A, 5.375%, 7/01/36
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	232,378
	Prepatory Charter School, Series 2006, 6.250%, 5/01/33

15,545	Total Education and Civic Organizations			16,551,324

	Health Care – 20.0% (13.6% of Total Investments)
260	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	266,263
	General Hospital, Series 2005A, 5.125%, 4/01/35
400	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	473,800
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30
700	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	724,976
	2005, 6.000%, 11/15/16
2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/08 at 101.00	AA–	2,572,375
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	236,433
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
100	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/06 at 102.00	BB–	100,246
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1	628,920
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	266,172
	Series 2004A, 5.500%, 11/01/24
465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/15 at 100.00	AAA	504,251
	Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured
2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	2,345,908
	Series 2001A, 6.000%, 1/15/31
70	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/23 at 100.00	BBB	70,743
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	7/08 at 100.00	BB+	25,049
	Warne Clinic, Series 1998, 5.625%, 7/01/24
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	180,118
	Series 2004B, 5.375%, 11/15/34
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,066,950
	Project, Series 2002, 5.500%, 6/01/17
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	802,613
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

9,670	Total Health Care			10,264,817

	Housing/Multifamily – 1.5% (1.1% of Total Investments)
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	734,090
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	101,716
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

800	Total Housing/Multifamily			835,806

	Housing/Single Family – 7.7% (5.2% of Total Investments)
1,650	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/08 at 102.00	Aaa	1,694,715
	Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29 (Alternative
	Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	1,012,270
	4.900%, 10/01/37 (Alternative Minimum Tax)
505	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	517,433
	4.950%, 10/01/26 (Alternative Minimum Tax)
700	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	722,134
	5.150%, 10/01/37 (Alternative Minimum Tax)

3,855	Total Housing/Single Family			3,946,552

	Industrials – 6.9% (4.7% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,147,400
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	1,374,700
	2002, 5.500%, 7/01/17 – AMBAC Insured

3,250	Total Industrials			3,522,100

	Long-Term Care – 13.5% (9.2% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R	1,097,820
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A–	2,226,798
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	290,697
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
240	5.250%, 6/01/14	6/08 at 100.00	BB+	240,019
50	5.125%, 6/01/18	6/08 at 100.00	BB+	49,072
2,875	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	3,022,861
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured

6,550	Total Long-Term Care			6,927,267

	Materials – 4.2% (2.9% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Ba1	368,508
	Steel Corporation, Series 2005, 5.500%, 11/01/16
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	212,906
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	803,497
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	785,468
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,060	Total Materials			2,170,379

	Tax Obligation/General – 14.9% (10.1% of Total Investments)
2,415	Bucks County, Pennsylvania, Central Bucks School District, General Obligation Bonds, Series	5/12 at 100.00	Aaa	2,631,988
	2002, 5.500%, 5/15/18 – FGIC Insured
750	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 – MBIA	5/13 at 100.00	Aaa	817,740
	Insured
300	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	327,825
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,352,950
	Bonds, Series 2002A, 5.500%, 9/01/14 – FSA Insured
450	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	501,615

6,915	Total Tax Obligation/General			7,632,118

	Tax Obligation/Limited – 11.7% (8.0% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	1,059,660
	Project, Series 2004, 5.600%, 7/01/23
1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,096,810
	5.250%, 12/01/15 – MBIA Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,128,110
	7/15/18 – FSA Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	1,078,610
	11/15/17 – FSA Insured
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	AAA	1,628,325
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured

5,500	Total Tax Obligation/Limited			5,991,515

	Transportation – 11.2% (7.6% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	140,127
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	1,080,230
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	451,122
	AMBAC Insured
1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,843,100
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
2,210	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	2,215,702
	Bonds, Series 2001A, 5.375%, 12/01/30 – AMBAC Insured

5,510	Total Transportation			5,730,281

	U.S. Guaranteed – 10.7% (7.3% of Total Investments) (4)
170	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2 (4)	185,773
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
1,105	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AAA	1,208,461
	2001A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured
180	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	217,305
	MBIA Insured (ETM)
2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	2,766,400
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
1,000	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+ (4)	1,109,290
	College Project, Series 2001, 6.000%, 12/15/27 (Pre-refunded 12/15/11)

4,955	Total U.S. Guaranteed			5,487,229

	Utilities – 6.4% (4.3% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	520,545
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
285	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	306,267
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
135	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 –	No Opt. Call	AAA	144,854
	AGC Insured
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	147,332
	5.000%, 9/01/26 – FSA Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998:
1,000	5.250%, 8/01/18 – FSA Insured	8/13 at 100.00	AAA	1,075,890
1,000	5.250%, 8/01/19 – FSA Insured	8/13 at 100.00	AAA	1,074,030

3,060	Total Utilities			3,268,918

	Water and Sewer – 2.2% (1.6% of Total Investments)
500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	536,355
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	639,186
	2004, 5.000%, 7/15/22 – FSA Insured

1,100	Total Water and Sewer			1,175,541

$ 69,770	Total Long-Term Investments (cost $70,407,270) – 145.2%			74,646,407

	Short-Term Investments – 1.3% (0.9% of Total Investments)
650	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	650,000
	Obligations, Series 1985, 3.590%, 12/01/15 – MBIA Insured (5)

$ 650	Total Short-Term Investments (cost $650,000)			650,000

	Total Investments (cost $71,057,270) – 146.5%			75,296,407

	Other Assets Less Liabilities – 2.2%			1,089,897

	Preferred Shares, at Liquidation Value – (48.7)%			(25,000,000)

	Net Assets Applicable to Common Shares – 100%			$51,386,304

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $71,065,745.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$4,268,914
Depreciation	(38,252)

Net unrealized appreciation (depreciation) of investments	$4,230,662

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.